INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6 - INCOME TAXES

A reconciliation of the income tax provisions computed at statutory rates to the reported income tax provision for the period ended December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Net loss for the year	$(13,169)	$-
Statutory rate	34%	-
Expected income tax recovery at statutory rate	(4,000)	-
Effect of change of future enacted tax rate	3,000	-
Change in valuation allowance	1,000	-
Net income tax expense	$-	$-

The significant components of the Company’s deferred income tax assets after applying enacted corporate tax rates at December 31, 2017(21%) and 2016 (34%) is as follows:

	December 31, 2017	December 31, 2016
Net operating losses	$4,000	$3,000
Valuation allowance	(4,000)	(3,000)
	$-	$-

The net operating losses carry forward will expire indefinitely.  This carry forward may be limited upon the consummation of a business combination under IRC Section 381.  The Company has open tax years of December 31, 2016 and 2017.